Equity - Summary of Foreign Currency Translation Adjustments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 3,747,283,652	$ 3,674,163,781	$ 3,786,961,657	$ 3,462,993,642
Reserve for Exchange Differences in Translation
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	166,116,569	101,654,836	6,976,383	$ 9,222,933
Reserve for Exchange Differences in Translation | GasAtacama Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(3,292,629)	302,222	6,416,189
Reserve for Exchange Differences in Translation | GNL Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	1,022,047	900,483	$ 560,194
Reserve for Exchange Differences in Translation | Enel Green Power Chile Group
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 168,387,151	$ 100,452,131